FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	$ 1,695,841		$ 1,072,579
Other financial assets, current	50,250	[1]	499,504	[2]
Trade and others accounts receivable, current	599,381		1,244,348
Accounts receivable from related entities, current	158		19,645
Other financial assets, non current	33,140		46,907
Accounts receivable, non current	4,986		4,725
Total	2,383,756		2,887,708
Other financial liabilities, current	3,055,730		1,885,660
Trade and others accounts payable, current	2,322,125		2,222,874
Accounts payable to related entities, current	812		56
Other financial liabilities, non-current	7,803,801		8,530,418
Accounts payable, non-current	651,600		619,110
Accounts payable to related entities, non-current	396,423
Total	14,230,491		13,258,118
Measured at amortized cost [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	1,663,059		850,485
Other financial assets, current	48,605	[1]	36,660	[2]
Trade and others accounts receivable, current	599,381		1,244,348
Accounts receivable from related entities, current	158		19,645
Other financial assets, non current	33,140		46,907
Accounts receivable, non current	4,986		4,725
Total	2,349,329		2,202,770
Other financial liabilities, current	3,050,059		1,835,288
Trade and others accounts payable, current	2,322,125		2,222,874
Accounts payable to related entities, current	812		56
Other financial liabilities, non-current	7,803,801		8,530,396
Accounts payable, non-current	651,600		619,110
Accounts payable to related entities, non-current	396,423
Total	14,224,820		13,207,724
At fair value with changes in results [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	32,782		222,094
Other financial assets, current	348	[1]	386,669	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	33,130		608,763
Other financial liabilities, current	2,937
Trade and others accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non-current
Accounts payable, non-current
Accounts payable to related entities, non-current
Total	2,937
Hedge derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents
Other financial assets, current	1,297	[1]	76,175	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	1,297		76,175
Other financial liabilities, current	2,734		50,372
Trade and others accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non-current			22
Accounts payable, non-current
Accounts payable to related entities, non-current
Total	$ 2,734		$ 50,394

[1]	The value presented as fair value with changes in the result, corresponds mainly to private investment funds; and as measured at amortized cost correspond to guarantees delivered.
[2]	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and as measured at amortized cost they correspond to the guarantees granted